Investment Strategy - State Street Stablecoin Reserves Money Market Fund	Mar. 02, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund, which is advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Advisor”), invests in assets in which payment stablecoin issuers are permitted to invest in under a U.S. law enacted in July 2025 designed to establish a framework of these issuers and any regulation adopted thereunder (the “GENIUS Act”) (“eligible investments”). These eligible investments include U.S. Treasury bills, notes and bonds (“U.S. Treasury Obligations”) with a remaining maturity of 93 days or less or issued with a maturity of 93 days or less, as well as repurchase agreements secured by U.S. Treasury Obligations. The Fund may invest in any other assets that qualify as eligible investments under the GENIUS Act (and any regulations thereunder) and that are permitted under Rule 2a-7 for a government money market fund. The Fund does not invest in stablecoins. The Fund may hold a portion of its assets in cash pending investment, to satisfy redemption requests or to meet the Fund's other cash management needs. The Fund invests in accordance with regulatory requirements applicable to money market funds, which require, among other things, the Fund to maintain a maximum dollar-weighted average maturity and dollar-weighted average life of sixty (60) days or less and 120 days or less, respectively, and to meet requirements as to portfolio diversification and liquidity. However, due to its investment strategy, the Fund does not intend to invest in securities with a remaining maturity of more than 93 days and therefore expects to have a weighted average portfolio life significantly less than 120 days. The Fund is a “government money market fund,” so it will invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Government money market funds are exempt from requirements that permit and, under certain circumstances, require money market funds to impose a “liquidity fee” on redemptions. As a “government money market fund,” the Fund values its securities using the amortized cost method. The Fund will seek to maintain a stable value of $1.00 per share, however it cannot guarantee it will do so.